Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001
Ordinary shares, authorized	[1]	19,700,000,000	19,700,000,000
Ordinary shares, issued	[1]	71,667,000	71,667,000
Ordinary shares, outstanding	[1]	71,667,000	71,667,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001
Ordinary shares, authorized	[1]	100,000,000	100,000,000
Ordinary shares, issued	[1]	45,000,000	45,000,000
Ordinary shares, outstanding	[1]	45,000,000	45,000,000

[1]	Retrospectively reflect dual-class shares structure since November 18, 2024, excluding 200,000,000 authorized shares of a par value of US$0.0001 each of such class or classes which has not been determined (Note 11).